Commitments and Contingencies (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2018 USD ($)	Apr. 30, 2018 EUR (€)	Dec. 31, 2021 USD ($) $ / €	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 16, 2020 Extension
Future Minimum Contractual Charter Revenue [Abstract]
2022			$ 106,394
2023			20,800
2024			15,097
2025			15,056
2026			5,321
Total			162,668
Office Lease [Abstract]
Lease term of new office spaces	5 years	5 years					10 years
Number of extensions | Extension							2
Renewal term of new office spaces	5 years	5 years					5 years
Monthly rent	$ 15	€ 13,000	$ 14	€ 12,747
Exchange rate | $ / €			1.1326
Annual percentage inflation adjustment	1.00%	1.00%
Rent expense			$ 179		$ 180	$ 175
Office Rental Obligations [Abstract]
2022			136
2023			136
2024			136
2025			136
Thereafter			306
Total			850
Less: imputed interest			(200)
Present value of lease liabilities			650
Lease liabilities, current			121		140
Lease liabilities, non-current			$ 529		$ 705
Minimum [Member]
Commitments and Contingencies [Abstract]
Term of time charter agreements			9 months
Renewal term of time charter agreements			11 months
Maximum [Member]
Commitments and Contingencies [Abstract]
Term of time charter agreements			60 months
Renewal term of time charter agreements			27 months